Taxes - Schedule of Reconciles the PRC Statutory Rate (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate (in Percent)	25.00%	25.00%
Additional deduction of research and development expenses (in Percent)	0.70%	7.90%
Non-deductible expenses (in Percent)	(15.60%)	2.00%
Effect of PRC preferential tax rate (in Percent)	(1.00%)	(3.40%)
Adjustments in respect of current income tax of previous years (in Percent)	(0.90%)	(1.00%)
Effect of different tax rates in the different tax jurisdictions (in Percent)	(7.80%)	(35.20%)
Effective tax rate (in Percent)	0.40%	(4.70%)
PRC statutory tax rate	$ 1,856,418
Additional deduction of research and development expenses	51,135
Non-deductible expenses	(1,158,222)
Effect of PRC preferential tax rate	(75,506)
Adjustments in respect of current income tax of previous years	(63,923)
Effect of different tax rates in the different tax jurisdictions	(580,724)
Effective tax rate amount	$ 29,178
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC tax jurisdiction